Elimination of Deferred Statutory Profit Sharing Liability, Net - (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring and Related Activities [Line Items]
Net reduction to operating expense as a result of the organizational restructuring	$ 0	$ 43.0	$ 0	$ 43.0	$ 43.0	$ 0	$ 0
Elimination of deferred statutory profit sharing liability			0	47.8	47.8	0	0
Organizational Restructuring [Member]
Restructuring and Related Activities [Line Items]
Net reduction to operating expense as a result of the organizational restructuring		43.0
Elimination of deferred statutory profit sharing liability		47.8
Transaction costs of organizational restructuring		$ 4.8